Convertible Debentures - Schedule of Convertible debenture values and conversion prices (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 19, 2019	Mar. 31, 2021	Mar. 31, 2020
Disclosure of convertible debentures [Line Items]
Outstanding, Opening balance		$ 5,596,000	$ 5,646,000
Shares issued on conversion		1,703,240	17,857
Converted Amount		$ (5,596,000)	$ (50,000)
Outstanding, Closing balance		0	5,596,000
17-May-17
Disclosure of convertible debentures [Line Items]
Outstanding, Opening balance		$ 1,900,000	$ 1,900,000
Conversion Price		$ 4.55	$ 4.55
Shares issued on conversion		417,582	0
Converted Amount		$ (1,900,000)	$ 0
Outstanding, Closing balance		0	1,900,000
31-May-17
Disclosure of convertible debentures [Line Items]
Outstanding, Opening balance		$ 250,000	$ 250,000
Conversion Price		$ 4.55	$ 4.55
Shares issued on conversion		54,945	0
Converted Amount		$ (250,000)	$ 0
Outstanding, Closing balance		0	250,000
25-Sep-17
Disclosure of convertible debentures [Line Items]
Outstanding, Opening balance		$ 1,476,000	$ 1,476,000
Conversion Price		$ 2.80	$ 2.80
Shares issued on conversion		527,143	0
Converted Amount		$ (1,476,000)	$ 0
Outstanding, Closing balance		0	1,476,000
12-Oct-17
Disclosure of convertible debentures [Line Items]
Outstanding, Opening balance		$ 1,970,000	$ 2,020,000
Conversion Price	$ 2.80	$ 2.80	$ 2.80
Shares issued on conversion	17,857	703,570	17,857
Converted Amount	$ (50,000)	$ (1,970,000)	$ (50,000)
Outstanding, Closing balance		$ 0	$ 1,970,000